Business segment information	6 Months Ended
Jun. 30, 2023
Business segment information
Business segment information

3) Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TotalEnergies and which is reviewed by the main operational decision-making body of the Company, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The profitable growth in the LNG and power integrated value chains are two of the key axes of TotalEnergies’s strategy.

In order to give more visibility to these businesses, the Board of Directors has decided that from the first quarter 2023, Integrated LNG and Integrated Power results, previously grouped in the Integrated Gas, Renewables & Power (iGRP) segment, would be reported separately as two segments.

A new reporting structure for the business segments’ financial information has been put in place, effective January 1, 2023. It is based on the following five business segments:

-	An Exploration-Production segment;
-	An Integrated LNG segment covering LNG production and trading activities as well as biogas, hydrogen and gas trading activities;
-	An Integrated Power segment covering generation, storage, electricity trading and B2B-B2C distribution of gas and electricity;
-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition the Corporate segment includes holdings operating and financial activities.

This new segment reporting has been prepared in accordance with IFRS 8 and according to the same principles as the internal reporting followed by the TotalEnergies's Executive Committee.

For the Integrated LNG and Integrated Power segments, the principles for the preparation of this segment information are as follows:

-

The management of balance sheet positions (including margin calls) related to to centralized markets access for LNG, gas and power activities since 2022 has been fully included in the Integrated LNG segment.

-	Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.
-	Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

Due to the change in the Company's internal organizational structure affecting the composition of the business segments, the segment reporting data for the years 2021 and 2022 has been restated.

Adjustment items

Performance indicators excluding the adjustment items, such as adjusted operating income, adjusted net operating income, and adjusted net income are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items include:

(i)	Special items

Due to their unusual nature or particular significance, certain transactions qualified as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii)	The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost methods.

(iii)	Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for certain transactions differences between the internal measure of performance used by TotalEnergies’s management and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

TotalEnergies, in its trading activities, enters into storage contracts, whose future effects are recorded at fair value in the Company’s internal economic performance. IFRS precludes recognition of this fair value effect.

Furthermore, TotalEnergies enters into derivative instruments to risk manage certain operational contracts or assets. Under IFRS, these derivatives are recorded at fair value while the underlying operational transactions are recorded as they occur. Internal indicators defer the fair value on derivatives to match with the transaction occurrence.

The adjusted results (adjusted operating income, adjusted net operating income, adjusted net income) are defined as replacement cost results, adjusted for special items and the effect of changes in fair value.

3.1) Information by business segment

1sthalf 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	3,388	6,892	14,804	49,704	44,071	15	-	118,874
Intersegment sales	20,836	8,777	2,355	17,691	321	121	(50,101)	-
Excise taxes	-	-	-	(415)	(8,692)	-	-	(9,107)
Revenues from sales	24,224	15,669	17,159	66,980	35,700	136	(50,101)	109,767
Operating expenses	(9,924)	(13,242)	(16,165)	(63,934)	(34,459)	(437)	50,101	(88,060)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,183)	(565)	(98)	(808)	(465)	(49)	-	(6,168)
Operating income	10,117	1,862	896	2,238	776	(350)	-	15,539
Net income (loss) from equity affiliates and other items	53	1,276	(320)	55	307	(38)	-	1,333
Tax on net operating income	(5,287)	(342)	(152)	(512)	(281)	23	-	(6,551)
Net operating income	4,883	2,796	424	1,781	802	(365)	-	10,321
Net cost of net debt								(538)
Non-controlling interests								(138)
Net income - TotalEnergies share								9,645

1sthalf 2023 (adjustments)(a)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	-	-	-	-	-	-	-
Intersegment sales	-	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-	-
Revenues from sales	-	-	-	-	-	-	-	-
Operating expenses	(33)	(700)	67	(640)	(177)	(57)	-	(1,540)
Depreciation, depletion and impairment of tangible assets and mineral interests	(147)	-	-	(36)	-	-	-	(183)
Operating income (b)	(180)	(700)	67	(676)	(177)	(57)	-	(1,723)
Net income (loss) from equity affiliates and other items	(179)	12	(457)	(96)	217	2	-	(501)
Tax on net operating income	240	82	(6)	(69)	33	15	-	295
Net operating income (b)	(119)	(606)	(396)	(841)	73	(40)	-	(1,929)
Net cost of net debt								80
Non-controlling interests								(3)
Net income - TotalEnergies share								(1,852)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income		-	-	(607)	(147)	-	-	-
- On net operating income		-	-	(659)	(109)	-	-	-

1sthalf 2023 (adjusted)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	3,388	6,892	14,804	49,704	44,071	15	-	118,874
Intersegment sales	20,836	8,777	2,355	17,691	321	121	(50,101)	-
Excise taxes	-	-	-	(415)	(8,692)	-	-	(9,107)
Revenues from sales	24,224	15,669	17,159	66,980	35,700	136	(50,101)	109,767
Operating expenses	(9,891)	(12,542)	(16,232)	(63,294)	(34,282)	(380)	50,101	(86,520)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,036)	(565)	(98)	(772)	(465)	(49)	-	(5,985)
Adjusted operating income	10,297	2,562	829	2,914	953	(293)	-	17,262
Net income (loss) from equity affiliates and other items	232	1,264	137	151	90	(40)	-	1,834
Tax on net operating income	(5,527)	(424)	(146)	(443)	(314)	8	-	(6,846)
Adjusted net operating income	5,002	3,402	820	2,622	729	(325)	-	12,250
Net cost of net debt								(618)
Non-controlling interests								(135)
Adjusted net income - TotalEnergies share								11,497

1sthalf 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,621	1,821	2,041	714	415	65	-	11,677
Total divestments	57	94	298	60	329	4	-	842
Cash flow from operating activities	8,583	4,868	999	1,072	(8)	(481)	-	15,033

1sthalf 2022	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	4,672	9,408	13,167	66,069	50,056	8	-	143,380
Intersegment sales	27,623	7,438	1,009	22,062	983	133	(59,248)	-
Excise taxes	-	-	-	(378)	(8,607)	-	-	(8,985)
Revenues from sales	32,295	16,846	14,176	87,753	42,432	141	(59,248)	134,395
Operating expenses	(11,468)	(13,030)	(14,686)	(80,653)	(40,294)	(850)	59,248	(101,733)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,773)	(554)	(94)	(769)	(514)	(77)	-	(6,781)
Operating income	16,054	3,262	(604)	6,331	1,624	(786)	-	25,881
Net income (loss) from equity affiliates and other items	(3,426)	(1,869)	192	505	56	179	-	(4,363)
Tax on net operating income	(7,739)	(553)	(1)	(1,391)	(521)	97	-	(10,108)
Net operating income	4,889	840	(413)	5,445	1,159	(510)	-	11,410
Net cost of net debt								(555)
Non-controlling interests								(219)
Net income - TotalEnergies share								10,636

1sthalf 2022 (adjustments)(a)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	(18)	15	-	-	-	-	(3)
Intersegment sales	-	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-	-
Revenues from sales	-	(18)	15	-	-	-	-	(3)
Operating expenses	(873)	45	(768)	1,722	641	(433)	-	334
Depreciation, depletion and impairment of tangible assets and mineral interests	(539)	(14)	-	-	(33)	(9)	-	(595)
Operating income (b)	(1,412)	13	(753)	1,722	608	(442)	-	(264)
Net income (loss) from equity affiliates and other items	(3,770)	(4,508)	11	169	(7)	106	-	(7,999)
Tax on net operating income	337	(13)	71	(326)	(180)	98	-	(13)
Net operating income (b)	(4,845)	(4,508)	(671)	1,565	421	(238)	-	(8,276)
Net cost of net debt								193
Non-controlling interests								(54)
Net income - TotalEnergies share								(8,137)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income		-	-	1,722	684	-
- On net operating income		-	-	1,597	503	-

1sthalf 2022 (adjusted)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	4,672	9,426	13,152	66,069	50,056	8	-	143,383
Intersegment sales	27,623	7,438	1,009	22,062	983	133	(59,248)	-
Excise taxes	-	-	-	(378)	(8,607)	-	-	(8,985)
Revenues from sales	32,295	16,864	14,161	87,753	42,432	141	(59,248)	134,398
Operating expenses	(10,595)	(13,075)	(13,918)	(82,375)	(40,935)	(417)	59,248	(102,067)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,234)	(540)	(94)	(769)	(481)	(68)	-	(6,186)
Adjusted operating income	17,466	3,249	149	4,609	1,016	(344)	-	26,145
Net income (loss) from equity affiliates and other items	344	2,639	181	336	63	73	-	3,636
Tax on net operating income	(8,076)	(540)	(72)	(1,065)	(341)	(1)	-	(10,095)
Adjusted net operating income	9,734	5,348	258	3,880	738	(272)	-	19,686
Net cost of net debt								(748)
Non-controlling interests								(165)
Adjusted net income - TotalEnergies share								18,773

1sthalf 2022	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,099	575	1,736	561	428	34	-	9,433
Total divestments	346	1,237	244	83	151	12	-	2,073
Cash flow from operating activities	14,536	6,021	(1,736)	4,633	1,478	(1,031)	-	23,901

2nd quarter 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,434	2,020	6,249	24,849	21,712	7	-	56,271
Intersegment sales	10,108	2,778	670	8,630	201	64	(22,451)	-
Excise taxes	-	-	-	(231)	(4,506)	-	-	(4,737)
Revenues from sales	11,542	4,798	6,919	33,248	17,407	71	(22,451)	51,534
Operating expenses	(5,162)	(3,797)	(6,334)	(32,042)	(16,672)	(276)	22,451	(41,832)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,117)	(277)	(51)	(394)	(241)	(26)	-	(3,106)
Operating income	4,263	724	534	812	494	(231)	-	6,596
Net income (loss) from equity affiliates and other items	(15)	472	(250)	3	64	(17)	-	257
Tax on net operating income	(1,889)	(137)	(41)	(187)	(162)	(40)	-	(2,456)
Net operating income	2,359	1,059	243	628	396	(288)	-	4,397
Net cost of net debt								(245)
Non-controlling interests								(64)
Net income - TotalEnergies share								4,088

2nd quarter 2023 (adjustments)(a)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	76	-	-	-	-	-	76
Intersegment sales	-	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-	-
Revenues from sales	-	76	-	-	-	-	-	76
Operating expenses	(25)	(400)	137	(216)	(76)	(57)	-	(637)
Depreciation, depletion and impairment of tangible assets and mineral interests	(147)	-	-	-	-	-	-	(147)
Operating income (b)	(172)	(324)	137	(216)	(76)	(57)	-	(708)
Net income (loss) from equity affiliates and other items	(106)	16	(346)	(59)	-	2	-	(493)
Tax on net operating income	288	37	2	(101)	23	15	-	264
Net operating income (b)	10	(271)	(207)	(376)	(53)	(40)	-	(937)
Net cost of net debt								72
Non-controlling interests								(3)
Net income - TotalEnergies share								(868)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income		-	-	(192)	(60)	-
- On net operating income		-	-	(332)	(45)	-

2nd quarter 2023 (adjusted)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,434	1,944	6,249	24,849	21,712	7	-	56,195
Intersegment sales	10,108	2,778	670	8,630	201	64	(22,451)	-
Excise taxes	-	-	-	(231)	(4,506)	-	-	(4,737)
Revenues from sales	11,542	4,722	6,919	33,248	17,407	71	(22,451)	51,458
Operating expenses	(5,137)	(3,397)	(6,471)	(31,826)	(16,596)	(219)	22,451	(41,195)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,970)	(277)	(51)	(394)	(241)	(26)	-	(2,959)
Adjusted operating income	4,435	1,048	397	1,028	570	(174)	-	7,304
Net income (loss) from equity affiliates and other items	91	456	96	62	64	(19)	-	750
Tax on net operating income	(2,177)	(174)	(43)	(86)	(185)	(55)	-	(2,720)
Adjusted net operating income	2,349	1,330	450	1,004	449	(248)	-	5,334
Net cost of net debt								(317)
Non-controlling interests								(61)
Adjusted net income - TotalEnergies share								4,956

2nd quarter 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,569	626	807	489	256	30	-	4,777
Total divestments	26	45	149	52	28	4	-	304
Cash flow from operating activities	4,047	1,332	2,284	1,923	665	(351)	-	9,900

2nd quarter 2022	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,521	3,901	6,380	35,061	26,907	4	-	74,774
Intersegment sales	13,805	3,940	488	12,785	716	70	(31,804)	-
Excise taxes	-	-	-	(186)	(4,143)	-	-	(4,329)
Revenues from sales	16,326	7,841	6,868	47,660	23,480	74	(31,804)	70,445
Operating expenses	(5,760)	(6,144)	(7,392)	(43,242)	(22,310)	(557)	31,804	(53,601)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,112)	(276)	(51)	(389)	(241)	(33)	-	(3,102)
Operating income	8,454	1,421	(575)	4,029	929	(516)	-	13,742
Net income (loss) from equity affiliates and other items	(3,668)	626	197	349	98	71	-	(2,327)
Tax on net operating income	(3,876)	(292)	32	(866)	(296)	(8)	-	(5,306)
Net operating income	910	1,755	(346)	3,512	731	(453)	-	6,109
Net cost of net debt								(305)
Non-controlling interests								(112)
Net income - TotalEnergies share								5,692

2nd quarter 2022 (adjustments)(a)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	(15)	-	-	-	-	-	(15)
Intersegment sales	-	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-	-
Revenues from sales	-	(15)	-	-	-	-	-	(15)
Operating expenses	(82)	152	(758)	775	373	(301)	-	159
Depreciation, depletion and impairment of tangible assets and mineral interests	(46)	(14)	-	-	(4)	-	-	(64)
Operating income (b)	(128)	123	(758)	775	369	(301)	-	80
Net income (loss) from equity affiliates and other items	(3,756)	(560)	2	52	(4)	-	-	(4,266)
Tax on net operating income	75	(23)	70	(75)	(100)	78	-	25
Net operating income (b)	(3,809)	(460)	(686)	752	265	(223)	-	(4,161)
Net cost of net debt								80
Non-controlling interests								(23)
Net income - TotalEnergies share								(4,104)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income		-	-	775	376	-	-	-
- On net operating income		-	-	752	275	-	-	-

2nd quarter 2022 (adjusted)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,521	3,916	6,380	35,061	26,907	4	-	74,789
Intersegment sales	13,805	3,940	488	12,785	716	70	(31,804)	-
Excise taxes	-	-	-	(186)	(4,143)	-	-	(4,329)
Revenues from sales	16,326	7,856	6,868	47,660	23,480	74	(31,804)	70,460
Operating expenses	(5,678)	(6,296)	(6,634)	(44,017)	(22,683)	(256)	31,804	(53,760)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,066)	(262)	(51)	(389)	(237)	(33)	-	(3,038)
Adjusted operating income	8,582	1,298	183	3,254	560	(215)	-	13,662
Net income (loss) from equity affiliates and other items	88	1,186	195	297	102	71	-	1,939
Tax on net operating income	(3,951)	(269)	(38)	(791)	(196)	(86)	-	(5,331)
Adjusted net operating income	4,719	2,215	340	2,760	466	(230)	-	10,270
Net cost of net debt								(385)
Non-controlling interests								(89)
Adjusted net income - TotalEnergies share								9,796

2nd quarter 2022	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	4,128	285	587	333	288	25	-	5,646
Total divestments	63	393	73	56	72	7	-	664
Cash flow from operating activities	8,768	3,802	168	3,526	580	(560)	-	16,284

3.2) Reconciliation of the information by business segment with consolidated financial statements

			Consolidated
1sthalf 2023			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	118,874	-	118,874
Excise taxes	(9,107)	-	(9,107)
Revenues from sales	109,767	-	109,767

Purchases net of inventory variation	(70,858)	(1,357)	(72,215)
Other operating expenses	(15,506)	(185)	(15,691)
Exploration costs	(156)	2	(154)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,985)	(183)	(6,168)
Other income	193	264	457
Other expense	(393)	(273)	(666)

Financial interest on debt	(1,434)	-	(1,434)
Financial income and expense from cash & cash equivalents	775	128	903
Cost of net debt	(659)	128	(531)

Other financial income	649	22	671
Other financial expense	(356)	-	(356)

Net income (loss) from equity affiliates	1,741	(514)	1,227

Income taxes	(6,805)	247	(6,558)
Consolidated net income	11,632	(1,849)	9,783
TotalEnergies share	11,497	(1,852)	9,645
Non-controlling interests	135	3	138

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
1sthalf 2022			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	143,383	(3)	143,380
Excise taxes	(8,985)	-	(8,985)
Revenues from sales	134,398	(3)	134,395

Purchases net of inventory variation	(86,785)	1,694	(85,091)
Other operating expenses	(15,029)	(635)	(15,664)
Exploration costs	(253)	(725)	(978)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,186)	(595)	(6,781)
Other income	550	22	572
Other expense	(798)	(2,797)	(3,595)

Financial interest on debt	(1,034)	-	(1,034)
Financial income and expense from cash & cash equivalents	189	270	459
Cost of net debt	(845)	270	(575)

Other financial income	350	84	434
Other financial expense	(271)	-	(271)

Net income (loss) from equity affiliates	3,805	(5,308)	(1,503)

Income taxes	(9,998)	(90)	(10,088)
Consolidated net income	18,938	(8,083)	10,855
TotalEnergies share	18,773	(8,137)	10,636
Non-controlling interests	165	54	219

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2023			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	56,195	76	56,271
Excise taxes	(4,737)	-	(4,737)
Revenues from sales	51,458	76	51,534

Purchases net of inventory variation	(33,379)	(485)	(33,864)
Other operating expenses	(7,754)	(152)	(7,906)
Exploration costs	(62)	-	(62)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,959)	(147)	(3,106)
Other income	116	-	116
Other expense	(256)	(110)	(366)

Financial interest on debt	(724)	-	(724)
Financial income and expense from cash & cash equivalents	402	108	510
Cost of net debt	(322)	108	(214)

Other financial income	401	12	413
Other financial expense	(173)	-	(173)

Net income (loss) from equity affiliates	662	(395)	267

Income taxes	(2,715)	228	(2,487)
Consolidated net income	5,017	(865)	4,152
TotalEnergies share	4,956	(868)	4,088
Non-controlling interests	61	3	64

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2022			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	74,789	(15)	74,774
Excise taxes	(4,329)	-	(4,329)
Revenues from sales	70,460	(15)	70,445

Purchases net of inventory variation	(46,023)	580	(45,443)
Other operating expenses	(7,620)	(421)	(8,041)
Exploration costs	(117)	-	(117)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,038)	(64)	(3,102)
Other income	429	-	429
Other expense	(529)	(776)	(1,305)

Financial interest on debt	(572)	-	(572)
Financial income and expense from cash & cash equivalents	130	115	245
Cost of net debt	(442)	115	(327)

Other financial income	231	-	231
Other financial expense	(136)	-	(136)

Net income (loss) from equity affiliates	1,944	(3,490)	(1,546)

Income taxes	(5,274)	(10)	(5,284)
Consolidated net income	9,885	(4,081)	5,804
TotalEnergies share	9,796	(4,104)	5,692
Non-controlling interests	89	23	112

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

3.3) Adjustment items

The detail of the adjustment items is presented in the table below.

ADJUSTMENTS TO OPERATING INCOME

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2023	Inventory valuation effect	-	-	-	(192)	(60)	-	(252)
	Effect of changes in fair value	-	(322)	165	-	-	-	(157)
	Restructuring charges	-	-	-	-	-	-	-
	Asset impairment and provisions charges	(155)	-	-	-	-	-	(155)
	Gains (losses) on disposals of assets	–	–	–	–	–	–	–
	Other items	(17)	(2)	(28)	(24)	(16)	(57)	(144)
Total		(172)	(324)	137	(216)	(76)	(57)	(708)
2nd quarter 2022	Inventory valuation effect	-	-	-	775	376	-	1,151
	Effect of changes in fair value	-	141	(738)	-	-	-	(597)
	Restructuring charges	-	-	(17)	-	-	-	(17)
	Asset impairment and provisions charges	(46)	(18)	-	-	4	-	(60)
	Other items	(82)	-	(3)	-	(11)	(301)	(397)
Total		(128)	123	(758)	775	369	(301)	80
1st half 2023	Inventory valuation effect	-	-	-	(607)	(147)	-	(754)
	Effect of changes in fair value	-	(698)	95	-	-	-	(603)
	Restructuring charges	-	-	-	-	-	-	-
	Asset impairment and provisions charges	(155)	-	-	(45)	-	-	(200)
	Gains (losses) on disposals of assets	–	–	–	–	(14)	–	(14)
	Other items	(25)	(2)	(28)	(24)	(16)	(57)	(152)
Total		(180)	(700)	67	(676)	(177)	(57)	(1,723)
1st half 2022	Inventory valuation effect	-	-	-	1,722	684	-	2,406
	Effect of changes in fair value	-	31	(716)	-	-	-	(685)
	Restructuring charges	-	-	(22)	-	-	-	(22)
	Asset impairment and provisions charges	(1,330)	(18)	-	-	(65)	(9)	(1,422)
	Other items	(82)	-	(15)	-	(11)	(433)	(541)
Total		(1,412)	13	(753)	1,722	608	(442)	(264)

ADJUSTMENTS TO NET INCOME, TotalEnergies SHARE

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2023	Inventory valuation effect	-	-	-	(333)	(47)	-	(380)
	Effect of changes in fair value	-	(286)	175	-	-	-	(111)
	Restructuring charges	-	-	(5)	-	-	-	(5)
	Asset impairment and provisions charges	(123)	-	(346)	-	-	-	(469)
	Gains (losses) on disposals of assets	-	-	-	-	-	-	-
	Other items	188	15	(31)	(44)	(8)	(23)	97
Total		65	(271)	(207)	(377)	(55)	(23)	(868)

2nd quarter 2022	Inventory valuation effect	-	-	-	738	255	-	993
	Effect of changes in fair value	-	118	(669)	-	-	-	(551)
	Restructuring charges	-	-	(8)	-	-	-	(8)
	Asset impairment and provisions charges	(3,493)	(226)	-	-	-	-	(3,719)
	Gains (losses) on disposals of assets	-	-	-	-	-	-	-
	Other items	(286)	(352)	-	-	(8)	(173)	(819)
Total		(3,779)	(460)	(677)	738	247	(173)	(4,104)

1st half 2023	Inventory valuation effect	-	-	-	(658)	(113)	-	(771)
	Effect of changes in fair value	-	(617)	72	-	-	-	(545)
	Restructuring charges	-	-	(5)	-	-	-	(5)
	Asset impairment and provisions charges	(123)	-	(346)	(60)	-	-	(529)
	Gains (losses) on disposals of assets	-	-	-	-	203	-	203
	Other items	103	11	(117)	(122)	(21)	(59)	(205)
Total		(20)	(606)	(396)	(840)	69	(59)	(1,852)

1st half 2022	Inventory valuation effect	-	-	-	1,573	460	-	2,033
	Effect of changes in fair value	-	18	(649)	-	-	-	(631)
	Restructuring charges	-	-	(11)	-	-	-	(11)
	Asset impairment and provisions charges	(4,525)	(4,174)	-	-	(72)	(9)	(8,780)
	Gains (losses) on disposals of assets	-	-	-	-	-	-	-
	Other items	(272)	(352)	-	(32)	(8)	(84)	(748)
Total		(4,797)	(4,508)	(660)	1,541	380	(93)	(8,137)